Other Provisions - Provision For Warranties (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Other Provisions
Opening balance of warranties - July 1	$ 3,978	$ 3,925
Warranty utilized during the year	(4,262)	(3,295)
Provision created during the year	4,730	3,656
Foreign currency translation adjustment	(165)	(308)
Closing balance of provision for warranties - June 30	$ 4,281	$ 3,978